Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000002190 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		6.19%	11.08%	12.70%
C000002192 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[1]	7.82%	11.30%	12.52%
C000002193 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[2]	10.85%	11.57%	12.52%
C000002216 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[3]	4.44%	1.93%	8.32%
C000002215 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[4]	1.47%	1.68%	8.33%
C000002210 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		0.11%	1.48%	8.50%
C000002223 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		(0.05%)	5.27%	5.92%
C000002228 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[5]	1.28%	5.40%	5.76%
C000002229 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[6]	4.26%	5.72%	5.76%
C000002252 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[7]	15.56%	10.63%	17.36%
C000002251 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[8]	12.65%	10.40%	17.36%
C000002249 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		10.61%	10.15%	17.55%
C000002259 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		0.06%	10.11%	9.31%
C000002264 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[9]	1.47%	10.32%	9.14%
C000002265 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[10]	4.40%	10.59%	9.14%
C000132015 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[11]	2.98%	9.76%	10.34%
C000132014 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[12]	0.22%	9.48%	10.35%
C000132013 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		(1.33%)	9.28%	10.53%
C000132022 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		2.03%	9.05%	8.66%
C000132023 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[13]	3.41%	9.24%	8.47%
C000132024 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[14]	6.43%	9.54%	8.48%
Without Sales Load [Member] | C000002190 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		12.67%	12.41%	13.37%
Without Sales Load [Member] | C000002192 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		11.82%	11.56%	12.52%
Without Sales Load [Member] | C000002193 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		11.85%	11.57%	12.52%
Without Sales Load [Member] | C000002194 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		12.95%	12.69%	13.65%
Without Sales Load [Member] | C000002196 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		11.82%	11.57%	12.52%
Without Sales Load [Member] | C000002198 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		12.40%	12.14%	13.09%
Without Sales Load [Member] | C000002199 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		12.68%	12.41%	13.37%
Without Sales Load [Member] | C000002191 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		12.95%	12.69%	13.65%
Without Sales Load [Member] | C000124424 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		13.03%	12.78%	13.75%
Without Sales Load [Member] | C000075013 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		6.64%	3.08%	9.54%
Without Sales Load [Member] | C000002211 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		6.48%	2.95%	9.42%
Without Sales Load [Member] | C000002222 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		6.23%	2.69%	9.14%
Without Sales Load [Member] | C000002221 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		6.00%	2.44%	8.87%
Without Sales Load [Member] | C000002219 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		5.43%	1.93%	8.33%
Without Sales Load [Member] | C000002217 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		6.50%	2.95%	9.41%
Without Sales Load [Member] | C000002216 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		5.44%	1.93%	8.32%
Without Sales Load [Member] | C000002215 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		5.47%	1.93%	8.33%
Without Sales Load [Member] | C000002210 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		6.22%	2.69%	9.14%
Without Sales Load [Member] | C000002223 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		6.05%	6.52%	6.55%
Without Sales Load [Member] | C000002228 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		5.28%	5.72%	5.76%
Without Sales Load [Member] | C000002229 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		5.26%	5.72%	5.76%
Without Sales Load [Member] | C000002230 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		6.31%	6.79%	6.82%
Without Sales Load [Member] | C000002232 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		5.24%	5.71%	5.75%
Without Sales Load [Member] | C000002234 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		5.80%	6.26%	6.29%
Without Sales Load [Member] | C000002235 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		6.03%	6.52%	6.55%
Without Sales Load [Member] | C000002224 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		6.30%	6.78%	6.82%
Without Sales Load [Member] | C000034436 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		6.43%	6.90%	6.93%
Without Sales Load [Member] | C000124425 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		17.76%	11.84%	18.65%
Without Sales Load [Member] | C000002250 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		17.68%	11.74%	18.54%
Without Sales Load [Member] | C000002258 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		17.38%	11.46%	18.24%
Without Sales Load [Member] | C000002257 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		17.08%	11.18%	17.94%
Without Sales Load [Member] | C000002255 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		16.49%	10.63%	17.36%
Without Sales Load [Member] | C000002253 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		17.65%	11.74%	18.53%
Without Sales Load [Member] | C000002252 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		16.52%	10.63%	17.36%
Without Sales Load [Member] | C000002251 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		16.49%	10.63%	17.36%
Without Sales Load [Member] | C000002249 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		17.36%	11.46%	18.25%
Without Sales Load [Member] | C000002259 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		6.16%	11.42%	9.96%
Without Sales Load [Member] | C000002264 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		5.37%	10.59%	9.14%
Without Sales Load [Member] | C000002265 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		5.38%	10.59%	9.14%
Without Sales Load [Member] | C000002266 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		6.44%	11.70%	10.24%
Without Sales Load [Member] | C000002268 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		5.39%	10.60%	9.14%
Without Sales Load [Member] | C000002270 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		5.91%	11.15%	9.69%
Without Sales Load [Member] | C000002271 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		6.17%	11.42%	9.96%
Without Sales Load [Member] | C000002260 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		6.45%	11.70%	10.24%
Without Sales Load [Member] | C000033014 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		6.55%	11.82%	10.35%
Without Sales Load [Member] | C000132021 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		5.03%	10.95%	11.56%
Without Sales Load [Member] | C000132020 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		4.93%	10.84%	11.44%
Without Sales Load [Member] | C000132019 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		4.72%	10.59%	11.18%
Without Sales Load [Member] | C000132018 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		4.40%	10.31%	10.90%
Without Sales Load [Member] | C000132017 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		3.91%	9.76%	10.35%
Without Sales Load [Member] | C000132016 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		4.95%	10.86%	11.45%
Without Sales Load [Member] | C000132015 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		3.90%	9.76%	10.34%
Without Sales Load [Member] | C000132014 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		3.92%	9.76%	10.35%
Without Sales Load [Member] | C000132013 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		4.69%	10.58%	11.18%
Without Sales Load [Member] | C000132022 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		8.25%	10.35%	9.31%
Without Sales Load [Member] | C000132023 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		7.41%	9.52%	8.47%
Without Sales Load [Member] | C000132024 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		7.43%	9.54%	8.48%
Without Sales Load [Member] | C000132025 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		8.51%	10.63%	9.57%
Without Sales Load [Member] | C000132026 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		7.42%	9.53%	8.48%
Without Sales Load [Member] | C000132027 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		7.97%	10.07%	9.02%
Without Sales Load [Member] | C000132028 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		8.18%	10.34%	9.29%
Without Sales Load [Member] | C000132029 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		8.46%	10.63%	9.56%
Without Sales Load [Member] | C000132030 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		8.62%	10.72%	9.64%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent	[15]	15.84%	14.11%	13.98%
MSCI EAFE Europe Australasia Far East Index net div [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Average Annual Return, Percent	[16]	13.87%	10.15%	7.40%
Standard And Poor s 500 Stock Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard & Poor's 500 Stock Index
Average Annual Return, Percent	[17]	15.88%	14.74%	14.60%
MSCI All Country World Index net div [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net div)
Average Annual Return, Percent	[18]	15.79%	12.00%	11.10%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Average Annual Return, Percent	[19]	10.48%	7.07%	8.75%
Standard And Poor s North American Technology Sector Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard & Poor's North American Technology Sector Index
Average Annual Return, Percent	[20]	25.22%	17.09%	22.29%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Average Annual Return, Percent	[15]	9.33%	12.97%	10.22%

[1]	Assuming redemption at the end of the applicable period.
[2]	Assuming redemption at the end of the applicable period.
[3]	Assuming redemption at the end of the applicable period.
[4]	Assuming redemption at the end of the applicable period.
[5]	Assuming redemption at the end of the applicable period.
[6]	Assuming redemption at the end of the applicable period.
[7]	Assuming redemption at the end of the applicable period.
[8]	Assuming redemption at the end of the applicable period.
[9]	Assuming redemption at the end of the applicable period.
[10]	Assuming redemption at the end of the applicable period.
[11]	Assuming redemption at the end of the applicable period.
[12]	Assuming redemption at the end of the applicable period.
[13]	Assuming redemption at the end of the applicable period.
[14]	Assuming redemption at the end of the applicable period.
[15]	Source: FactSet Research Systems Inc.
[16]	Source: FactSet Research Systems Inc.
[17]	Source: FactSet Research Systems Inc.
[18]	Source: FactSet Research Systems Inc.
[19]	Source: FactSet Research Systems Inc.
[20]	Source: FactSet Research Systems Inc.